Risk management - Maturity of financial liabilities (Details) $ in Millions	Dec. 31, 2020 COP ($)
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	$ 68,089,325
Trade and other payables	8,470,105
Total	76,559,430
2021
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	3,585,623
Trade and other payables	8,449,041
Total	12,034,664
1 to 5 years
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	33,051,812
Trade and other payables	21,064
Total	33,072,876
2026 and therafter
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	17,701,887
Trade and other payables	0
Total	17,701,887
>10 years
Disclosure of detailed information about financial risk management [Line Items]
Loans (payment of principal and interest)	13,750,003
Trade and other payables	0
Total	$ 13,750,003